Prepaid Expense (Details) - Schedule of Prepaid Expense - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expense [Abstract]
Advancement to suppliers for inventory	€ 788,622	€ 632,185
Advancement for PP&E under construction	11,683	26,727
Conference	230,027	61,036
Security deposits and others	17,822	15,658
Total	€ 1,048,154	€ 735,606